Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated deficit	Total Stockholders’ Equity Attributable to Eon Resources Inc.	Noncontrolling Interest	Total
Balance at Dec. 31, 2023		$ 484	$ 180	$ 15,517,896	$ (18,541,119)	$ (3,022,559)	$ 30,924,788	$ 27,902,229
Balance (in Shares) at Dec. 31, 2023		4,835,131	1,800,000
Share-based compensation		$ 84		2,778,907		2,778,991		2,778,991
Share-based compensation (in Shares)		848,074
Shares issued under equity line of credit		$ 223		2,628,111		2,628,334		2,628,334
Shares issued under equity line of credit (in Shares)		2,230,000
Shares issued to settle accounts payable		$ 26		336,174		336,200		336,200
Shares issued to settle accounts payable (in Shares)		260,000
Class B exchanged for Class A		$ 130	$ (130)	8,801,000		8,801,000	(8,801,000)
Class B exchanged for Class A (in Shares)		1,300,000	(1,300,000)
Shares issued to settle FPA		$ 45		449,955		450,000		450,000
Shares issued to settle FPA (in Shares)		450,000
Net loss					(8,128,679)	(8,128,679)	(1,697,604)	(9,826,283)
Balance at Dec. 31, 2024		$ 992	$ 50	30,512,043	(26,669,798)	3,843,287	20,426,184	24,269,471
Balance (in Shares) at Dec. 31, 2024		9,923,205	500,000
Share-based compensation		$ 33		368,060		368,093		368,093
Share-based compensation (in Shares)		325,457
Share issued under equity line of credit (in Shares)		4,770,000
Shares issued under equity line of credit		$ 477		4,341,055		4,341,532		4,341,532
Shares issued under equity line of credit (in Shares)		4,770,000
Shares issued for conversion of note payables		$ 195		1,786,046		1,786,241		1,786,241
Shares issued for conversion of note payables (in Shares)		1,954,514
Shares issued to settle accounts payable		$ 5		45,045		45,050		45,050
Shares issued to settle accounts payable (in Shares)		45,050
Derivative liability conversion to common stock				397,188		397,188		397,188
Class B exchanged for Class A		$ 50	$ (50)	3,385,000		3,385,000	(3,385,000)
Class B exchanged for Class A (in Shares)		500,000	(500,000)
Net loss					(2,027,984)	(2,027,984)	(28,535)	(2,056,519)
Balance at Mar. 31, 2025		$ 1,752		40,834,437	(28,697,782)	12,138,407	17,012,649	29,151,056
Balance (in Shares) at Mar. 31, 2025		17,518,226
Balance at Dec. 31, 2024		$ 992	$ 50	30,512,043	(26,669,798)	3,843,287	20,426,184	24,269,471
Balance (in Shares) at Dec. 31, 2024		9,923,205	500,000
Shares issued for acquisition of oil and gas equipment	[1]							547,600
Net loss	[1]							(5,012,368)
Balance at Jun. 30, 2025		$ 3,395		49,027,421	(31,653,631)	17,377,185	17,012,649	34,389,834
Balance (in Shares) at Jun. 30, 2025		33,945,107
Balance at Dec. 31, 2024		$ 992	$ 50	30,512,043	(26,669,798)	3,843,287	20,426,184	24,269,471
Balance (in Shares) at Dec. 31, 2024		9,923,205	500,000
Share-based compensation		$ 178		1,154,212		1,154,390		1,154,390
Share-based compensation (in Shares)		1,783,668
Shares issued for acquisition of oil and gas leases		$ 100		547,500		547,600		547,600
Shares issued for acquisition of oil and gas leases (in Shares)		1,000,000
Shares issued for acquisition of oil and gas equipment		$ 100		547,500		547,600		547,600
Shares issued for acquisition of oil and gas equipment (in Shares)		1,000,000
Shares issued under equity line of credit		$ 1,477		8,500,775		8,502,252		8,502,252
Shares issued under equity line of credit (in Shares)		14,770,000
Shares issued for buyout of non-controlling interest		$ 150		17,012,499		17,012,649	(17,012,649)
Shares issued for buyout of non-controlling interest (in Shares)		1,500,000
Capital Contribution for related party debt extinguishment				13,440,406		13,440,406		13,440,406
Shares issued for conversion of note payables		$ 2,112		8,483,316		8,485,428		8,485,428
Shares issued for conversion of note payables (in Shares)		21,120,163
Shares issued to settle accounts payable		$ 14		94,343		94,357		94,357
Shares issued to settle accounts payable (in Shares)		143,665
Derivative liability conversion to common stock				3,440,412		3,440,412		3,440,412
Class B exchanged for Class A		$ 50	$ (50)	3,385,000		3,385,000	(3,385,000)
Class B exchanged for Class A (in Shares)		500,000	(500,000)
Net loss					(7,466,082)	(7,466,082)	(28,535)	(7,494,617)
Balance at Dec. 31, 2025		$ 5,173		87,118,006	(34,135,880)	52,987,299		52,987,299
Balance (in Shares) at Dec. 31, 2025		51,740,701
Balance at Mar. 31, 2025		$ 1,752		40,834,437	(28,697,782)	12,138,407	17,012,649	29,151,056
Balance (in Shares) at Mar. 31, 2025		17,518,226
Share-based compensation		$ 33		237,652		237,685		237,685
Share-based compensation (in Shares)		328,800
Share issued under equity line of credit		$ 600		2,682,200		2,682,800		2,682,800
Share issued under equity line of credit (in Shares)		6,000,000
Shares issued for acquisition of oil and gas leases		$ 100		547,500		547,600		547,600
Shares issued for acquisition of oil and gas leases (in Shares)		1,000,000
Shares issued for acquisition of oil and gas equipment		$ 100		547,500		547,600		547,600
Shares issued for acquisition of oil and gas equipment (in Shares)		1,000,000
Shares issued for conversion of note payables		$ 800		2,763,387		2,764,187		2,764,187
Shares issued for conversion of note payables (in Shares)		7,999,466
Shares issued to settle accounts payable		$ 10		49,298		49,308		49,308
Shares issued to settle accounts payable (in Shares)		98,615
Derivative liability conversion to common stock				1,365,447		1,365,447		1,365,447
Net loss					(2,955,849)	(2,955,849)		(2,955,849)
Balance at Jun. 30, 2025		$ 3,395		49,027,421	(31,653,631)	17,377,185	17,012,649	34,389,834
Balance (in Shares) at Jun. 30, 2025		33,945,107
Balance at Dec. 31, 2025		$ 5,173		87,118,006	(34,135,880)	52,987,299		52,987,299
Balance (in Shares) at Dec. 31, 2025		51,740,701
Share-based compensation		$ 35		271,906		271,941		271,941
Share-based compensation (in Shares)		353,334
Shares issued for conversion of note payables		$ 333		1,111,930		1,112,263		1,112,263
Shares issued for conversion of note payables (in Shares)		3,330,826
Derivative liability conversion to common stock				257,415		257,415		257,415
Net loss					(5,772,595)	(5,772,595)		(5,772,595)
Balance at Mar. 31, 2026		$ 5,541		88,759,257	(39,908,475)	48,856,323		48,856,323
Balance (in Shares) at Mar. 31, 2026		55,424,861
Balance at Dec. 31, 2025		$ 5,173		87,118,006	(34,135,880)	52,987,299		52,987,299
Balance (in Shares) at Dec. 31, 2025		51,740,701
Shares issued for acquisition of oil and gas equipment
Net loss								(6,465,179)
Balance at Jun. 30, 2026		$ 5,541		89,170,727	(40,601,059)	48,575,209		48,575,209
Balance (in Shares) at Jun. 30, 2026		55,424,861
Balance at Mar. 31, 2026		$ 5,541		88,759,257	(39,908,475)	48,856,323		48,856,323
Balance (in Shares) at Mar. 31, 2026		55,424,861
Share-based compensation				411,470		411,470		411,470
Shares issued for conversion of note payables
Net loss					(692,584)	(692,584)		(692,584)
Balance at Jun. 30, 2026		$ 5,541		$ 89,170,727	$ (40,601,059)	$ 48,575,209		$ 48,575,209
Balance (in Shares) at Jun. 30, 2026		55,424,861

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11